Long-Term Investments, Net (Tables)	12 Months Ended
Mar. 31, 2025
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments, Net Consist of Investments in Non-Marketable Securities

Long-term investments, net consist of investments in non-marketable securities as the following:

	Ownership interest	As of March 31, 2025
	%	$’000
Non-marketable equity securities:
Investment A	2.47%	-
Investment B	0.53%	368
Investment C	4.90%	-	*
Net carrying value		368

*	Less than $1,000

Schedule of Movement of Investments

The following table presents the movement of investments as of March 31, 2025:

As of March 31, 2025
$’000
Beginning balance	-
Additions	658
Impairment loss of long-term investment, net – Investment A	(290)
Ending balance	368